Derivative Financial Instruments AOCI Gain Loss to Income next 12 months - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) Recognized in Income, Net [Abstract]
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	$ (18,665)	$ (10,691)
Term of Cash Flow Hedges	8 years	8 years